Voya Global High Dividend Low Volatility Portfolio N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VOYA VARIABLE PORTFOLIOS, INC.
Entity Central Index Key	0001015965
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	May 01, 2025